Transactions With Related Parties, Central Shipping Inc (Details) - Central Shipping Inc [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Transactions with Related Parties [Abstract]
Fees and expenses	$ 3,246	$ 3,163
Vessels, Net / Advances for Vessels Under Construction [Member]
Transactions with Related Parties [Abstract]
Management fees	61	99
Supervision services fees	14	27
Superintendent fees	129	178
Commission for sale and purchase of vessels	455	0
New building supervision related pass-through costs	236	428
Investments in Unconsolidated Joint Ventures [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	0	702
Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	312	150
Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	866	705
Accounting and reporting cost	180	180
Commission for sale and purchase of vessels	0	793
Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	13	13
Gain from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	730	0
Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements	$ 486	$ 316